Shareholders' equity - Disclosure of Share Capital (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class B treasury shares [member]
Disclosure of treasury shares [Line Items]
Weighted average number of treasury shares B	9,841	9,893
Subsidiaries [member]
Disclosure of treasury shares [Line Items]
Weighted average number of treasury shares B	38,490	81,570	45,097